Income Taxes - Income from Continuing Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
(Loss) Income Before Income Taxes [Abstract]
United States	$ (200)	$ (110)	$ (59)
Foreign	382	306	195
Income from continuing operations before income taxes	$ 182	$ 196	$ 136